LEASES - Maturity of operating lease liabilities (Details) ¥ in Thousands	Sep. 30, 2024 CNY (¥)
Maturity of operating lease liabilities
2025	¥ 65
2026	65
Total undiscounted future minimum lease payments	130
Less: Amounts representing interest	2
Total present value of operating lease liabilities	¥ 128